Other Income (Details) - USD ($) $ in Thousands		3 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 08, 2016	Mar. 27, 2015	Mar. 25, 2014	Nov. 11, 2016	Nov. 15, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash compensation								$ 17,779
Insurance Recoveries			$ 30,956
Other Income						$ 14,523	$ 5,232	$ 47,935
July 2012 Credit Facility
Gain on debt repayment				$ 2,140
Repayment of debt	$ 16,235	$ 2,346		28,052
Line Of Credit OF Facility Increase Decrease For Period Net				$ 30,192
Within caption "Other Income"
Insurance Recoveries			29,786
Within caption "Revenue"
Insurance Recoveries			$ 1,170
Navios Holdings
Insurance Recoveries						9,153	3,605
Other Income						$ 9,635	$ 3,795
Navios Holdings
Supplemental credit default insurance maximum cash payment					$ 20,000